PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.1% of Net Assets
Municipals – 99.1%
	Colorado – 11.4%
$260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	$291,353
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	440,280
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	295,553
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	642,575

		1,669,761

	Connecticut – 3.0%
400,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	437,352

	Florida – 14.1%
235,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	253,549
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	103,124
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	226,638
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	557,900
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	452,372
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	458,492

		2,052,075

	Georgia – 3.0%
125,000	Private Colleges & Universities Authority, Series A, 5.000%, 9/01/2037	158,111
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	281,070

		439,181

	Illinois – 4.1%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	591,802
	Indiana – 2.6%
365,000	Indiana Finance Authority Revenue, Series B, Prerefunded 07/01/2021@100, 5.000%, 7/01/2022	382,717

Principal Amount	Description	Value (†)
Municipals – continued
	Louisiana – 3.5%
$ 200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	$228,806
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	285,215

		514,021

	Nevada – 3.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	574,965

	New Jersey – 5.9%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	296,122
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	560,305

		856,427

	New Mexico – 4.0%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	586,210

	New York – 1.6%
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	230,114

	North Carolina – 1.4%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	209,932

	Ohio – 7.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	562,795
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	566,835

		1,129,630

	Pennsylvania – 2.5%
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	366,270

	Rhode Island – 3.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	564,000

	Tennessee – 4.0%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	577,380

Principal Amount	Description	Value (†)
Municipals – continued
	Texas – 9.1%
$ 400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	$448,724
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	291,595
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	593,460

		1,333,779

	Washington – 11.6%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	576,540
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	549,825
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	571,470

		1,697,835

	Wisconsin – 1.8%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	258,053

	Total Bonds and Notes (Identified Cost $13,683,740)	14,471,504

Short-Term Investments – 2.9%
427,587	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $427,587 on 4/01/2020 collateralized by $435,000 U.S. Treasury Note, 0.500% due 3/15/2023 valued at $437,840 including accrued interest(a) (Identified Cost $427,587)	427,587

	Total Investments – 102.0% (Identified Cost $14,111,327)	14,899,091
	Other assets less liabilities – (2.0)%	(292,178)

	Net Assets – 100.0%	$14,606,913

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$14,471,504	$—	$14,471,504
Short-Term Investments	—	427,587	—	427,587

Total	$—	$14,899,091	$—	$14,899,091

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

General Purpose Public Improvement	21.4%
Hospitals	20.7
Airports	13.4
Primary Secondary Education	10.3
Higher Education	9.8
Water and Sewer	9.3
Mass Rapid Transportation	4.4
Pollution Control	3.9
Toll Roads, Streets & Highways	3.9
Combined Utilities	2.0
Short-Term Investments	2.9

Total Investments	102.0
Other assets less liabilities	(2.0)

Net Assets	100.0%